1933 Act Registration No. 333-143984

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

[] Pre-Effective    [X] Post-Effective

Amendment No.        Amendment No. 2

EVERGREEN MUNICIPAL TRUST

(Evergreen Municipal Bond Fund)

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (617) 210-3200

200 Berkeley Street

Boston, Massachusetts 02116

-----------------------------------

(Address of Principal Executive Offices)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

-----------------------------------------

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Timothy Diggins, Esq.

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

              It is proposed that this filing become effective immediately upon filing pursuant to Rule 485(b).

              This filing is being made solely for the purpose of adding an exhibit. No other part of the Registration Statement is amended or superseded hereby.

PART C

Item 15.  Indemnification.

     Insofar as indemnification for liability arising under the Securities as of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnifications is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director,  officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by  controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. The response to this item is incorporated by reference to the sub-caption "Liability and Indemnification of Trustees" under the caption "Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16. Exhibits:

1. Amended and Restated Declaration of Trust. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 55 filed on July 30, 2007, Registration No. 333-36033.

2. Amended and Restated Bylaws. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 25 filed on July 25, 2001, Registration No. 333-36033.

3. Not applicable.

4. Agreement and Plan of Reorganization. Exhibit A to Prospectus/Proxy Statement incorporated by reference in Part A of this Registration Statement.

5. Declaration of Trust of Evergreen Municipal Trust Articles II., III.6(c), IV.(3), IV.(8), V., VI., VII., and VIII. and ByLaws Articles II., III., and VIII., included as part of Exhibits 1 and 2 of this Registration Statement.

6. Investment Advisory and Management Agreement between Evergreen Investment Management Company, LLC and Evergreen Municipal Trust. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 55 filed on July 30, 2007, Registration No. 333-36033.

7.(a) Principal Underwriting Agreement between Evergreen Investment Services, Inc. and Evergreen Municipal Trust. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 55 filed on July 30, 2007, Registration No. 333-36033.

7.(b) Amended Dealer Agreement used by Evergreen Investment Services, Inc. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 41 filed on October 28, 2004, Registration No. 333-36033.

8. Deferred Compensation Plan. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 27 filed on December 27, 2001, Registration No. 333-36033.

9.(a) Custodian Agreement between State Street Bank and Trust Company and Evergreen Municipal Trust. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 55 filed on July 30, 2007, Registration No. 333-36033.

9.(b) Amendment to Custodian Agreement between State Street Bank and Trust Company and Evergreen Municipal Trust. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 51 filed on December 26, 2006, Registration No. 333-36033.

9.(c) Amended Pricing Schedule to Custodian Agreement between State Street Bank and Trust Company and Evergreen Municipal Trust. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 51 filed on December 26, 2006, Registration No. 333-36033.

9.(d) Amendment to Custodian Agreement between State Street Bank and Trust Company and Evergreen Municipal Trust. Incorporated by reference to Evergreen Municipal Trust’s Post-Effective Amendment No. 55 filed on July 30, 2007, Registration No. 333-36033.

9.(e) Amendment to Custodian Agreement between State Street Bank and Trust Company and Evergreen Municipal Trust. Incorporated by reference to Evergreen Municipal Trust’s Post-Effective Amendment No. 55 filed on July 30, 2007, Registration No. 333-36033.

9.(f) Amendment to Custodian Agreement between State Street Bank and Trust Company and Evergreen Municipal Trust. Incorporated by reference to Evergreen Municipal Trust’s Post-Effective Amendment No. 55 filed on July 30, 2007, Registration No. 333-36033.

10.(a) Rule 12b-1 Distribution Plans for Classes A, B and C. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 55 filed on July 30, 2007, Registration No. 333-36033.

10.(b) Multiple Class Plan. Incorporated by reference to Evergreen Municipal Trust's Post-Effective Amendment No. 38 filed on December 23, 2003, Registration No. 333-36033.

11. Opinion and Consent of Richards, Layton & Finger P.A. Incorporated by reference to the Registrant's initial registration statement on Form N-14 filed on June 22, 2007, Registration No. 333-143984.

12. Tax Opinion and Consent of Ropes & Gray LLP. Contained herein.

13. Not applicable.

14.(a) Consent of KPMG LLP. Incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on July 24, 2007, Registration No. 333-143984.

14.(b) Consent of Ropes & Gray LLP. Incorporated by reference to the Registrant's initial registration statement on Form N-14 filed on June 22, 2007, Registration No. 333-143984.

15. Not applicable.

16. Powers of Attorney. Incorporated by reference to the Registrant's initial registration statement on Form N-14 filed on June 22, 2007, Registration No. 333-143984.

17. Final Proxy Card. Incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on July 24, 2007, Registration No. 333-143984.

 Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by person who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 15th day of October 2007.

EVERGREEN MUNICIPAL TRUST
By: /s/ Michael H. Koonce
Name: Michael H. Koonce
Title: Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of October 2007.

/s/ Dennis H. Ferro	/s/ Michael H. Koonce	/s/ Kasey Phillips
Dennis H. Ferro*	Michael H. Koonce*	Kasey Phillips*
President	Secretary	Treasurer
(Chief Executive Officer) (Chief Investment Officer)		(Principal Financial and Accounting Officer)

/s/ Charles A. Austin, III	/s/K. Dun Gifford	/s/ William Walt Pettit
Charles A. Austin III*	K. Dun Gifford*	William Walt Pettit*
Trustee	Trustee	Trustee

/s/ Gerald M. McDonnell	/s/ Russell A. Salton, III MD	/s/ Richard K. Wagoner
Gerald M. McDonnell*	Russell A. Salton, III MD*	Richard K. Wagoner*
Trustee	Trustee	Trustee

/s/ Michael S. Scofield	/s/ David M. Richardson	/s/ Leroy Keith, Jr.
Michael S. Scofield*	David M. Richardson*	Leroy Keith, Jr.*
Chairman of the Board	Trustee	Trustee
and Trustee

/s/ Richard J. Shima	/s/ Patricia B. Norris
Richard J. Shima*	Patricia Norris*
Trustee	Trustee

*By: /s/ Maureen E. Towle
Maureen E. Towle
Attorney-in-Fact

* Maureen E. Towle, by signing hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

INDEX TO EXHIBITS

EXHIBIT NO.             EXHIBIT

12                                  Tax Opinion and Consent of Ropes & Gray LLP